NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes Payable [Abstract]
Notes Payable	$ 40,000	$ 300,000
Less: current portion	(40,000)	(300,000)
Long-term Notes payable